OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
OTHER RECEIVABLES

Other receivables as of December 31, 2013 and December 31, 2012 consist of the following:

	December 31, 2013	December 31, 2012

Current portion
Advances to staff, net	$9,655	$211,671
Loan advanced to unrelated third parties, net	16,519	796,818
Loan advanced to a related company	-	318,332
Standby guarantee fund	2,643,012	530,489
Others	454,728	412,763
	$3,123,914	$2,270,073

Non-current portion
Loan advanced to an unrelated third party	$3,118,264	$3,039,835
Standby guarantee fund	3,221,170	-
	$6,339,434	$3,039,835

Current portion

Other receivables represent advances to staff, third parties, related company, standby guarantee and petty cash to department staff for daily expenditures. These amounts are interest free and with no fixed repayment terms. As of December 31, 2013 and December 31, 2012, the provision on accumulated allowance for doubtful accounts on current portion was $474,213 and $Nil respectively for some loans to staff.

Included in other receivables as of December 31, 2013 and December 31, 2012, $2,643,012 and $530,489, respectively, represented fund held by an unrelated third party, Chen Xin which deposited the funding to Minsheng Bank of China for guarantee of note payable for Henan Green.

Non-current portion

As of December 31, 2013 and December 31, 2012, $3,118,264 and $3,039,835, respectively, represented advance to the third party with repayment due in October 2015 and the advance is interest bearing. Interest and principal would be repaid on the due date.

$3,221,170 was used as deposit of the sale-leaseback financing arrangement with amount outstanding $19,838,315 (see note 12).